Financial Risks - Summary of Breakdown of Wholesale Receivables and Dealer Loan Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	¥ 17,805,983	¥ 16,637,978
Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	17,589,491	16,376,776
Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	201,179	238,251
Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	15,314	22,952
Performing [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,300,629	2,730,860
Performing [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,300,629	2,730,860
Performing [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan
Performing [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan
Credit Watch [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	116,270	118,196
Credit Watch [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	47,184	20,842
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	69,086	97,353
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan
At Risk [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	36,487	32,998
At Risk [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan
At Risk [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	29,780	32,299
At Risk [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	6,708	699
Default [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	8,034	22,162
Default [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan
Default [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan
Default [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	8,034	22,162
Loan commitments [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,770,507	10,120,300
Loan commitments [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,704,882	10,050,817
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	65,053	69,393
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	572	90
Financial guarantee contracts [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,574,056	3,613,461
Financial guarantee contracts [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,536,796	3,574,257
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	37,260	¥ 39,205
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan